SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net income	$ 8,095,871	$ 11,858,590	$ 5,722,076
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by (used in) operating activities	15,068,432	4,388,621	(4,386,090)
Net increase (decrease) in cash	2,733,406	(1,688,628)	(2,068,031)
Cash at the beginning of the year	4,567,608	6,256,236	8,324,267
Cash at the end of the year	7,301,014	4,567,608	6,256,236
Parent [Member]
Cash flows from operating activities
Net income	8,095,871	11,858,590	5,722,076
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(8,095,871)	(11,858,590)	(5,722,076)
Net cash provided by (used in) operating activities
Net increase (decrease) in cash
Cash at the beginning of the year
Cash at the end of the year